MFS(R) VARIABLE INSURANCE TRUST II (Formerly Known as MFS(R)/Sun Life Series Trust):

MFS Blended Research Core Equity Portfolio  MFS International Value Portfolio
MFS Blended Research Growth Portfolio       MFS Massachusetts Investors Growth Stock Portfolio
MFS Blended Research Value Portfolio        MFS Mid Cap Growth Portfolio
MFS Bond Portfolio                          MFS Mid Cap Value Portfolio
MFS Capital Appreciation Portfolio          MFS Money Market Portfolio
MFS Core Equity Portfolio                   MFS New Discovery Portfolio
MFS Emerging Growth Portfolio               MFS Research Portfolio
MFS Emerging Markets Equity Portfolio       MFS Research International Portfolio
MFS Global Governments Portfolio            MFS Strategic Income Portfolio
MFS Global Growth Portfolio                 MFS Strategic Value Portfolio
MFS Global Total Return Portfolio           MFS Technology Portfolio
MFS Government Securities Portfolio         MFS Total Return Portfolio
MFS High Yield Portfolio                    MFS Utilities Portfolio
MFS International Growth Portfolio          MFS Value Portfolio

           Supplement to Current Statement of Additional Information:

This SAI supplement supersedes and replaces the Trust's SAI supplement dated November 9, 2007.

Effective January 1, 2008, the MFS/Sun Life Series Trust has changed its name to the MFS Variable Insurance Trust II (referred to as the Trust). Any reference to the "MFS/Sun Life Series Trust" is hereby replaced with the "MFS Variable Insurance Trust II."


Effective January 1, 2008, each series of the Trust (referred to as a Fund) has changed its name. Any reference to a Fund's name is hereby amended to insert "MFS" prior to the Fund's name and to replace "Series" with "Portfolio" in the Fund's name.


Effective January 1, 2008, any reference to the Capital Opportunities Series and the Strategic Growth Series are hereby deleted, and any references to the Massachusetts Investors Trust Series are hereby changed to the MFS Blended Research Core Equity Portfolio.


Effective May 1, 2008, the name of the "MFS Emerging Growth Portfolio" is hereby changed to the "MFS Growth Portfolio" and any references to the MFS Emerging Growth Portfolio are hereby changed to the MFS Growth Portfolio.


Effective January 1, 2008, the first two paragraphs of the Statement of Additional Information is hereby restated as follows:


This Statement of Additional Information ("SAI") contains additional information about MFS Variable Insurance Trust II (formerly known as MFS/Sun Life Series Trust) (the "Trust") and should be read in conjunction with the Trust's Prospectus dated May 1, 2007, as amended January 1, 2008. The Trust's financial statements are incorporated into this SAI by reference to the Trust's most recent Annual Report and Semi-Annual Report to shareholders. A copy of the Annual Report and Semi-Annual Report accompanies this SAI. You may obtain a copy of the Trust's Prospectus and Annual and Semi-Annual Reports without charge at mfs.com or by contacting Sun Life Assurance Company of Canada (U.S.) (please see the back cover of this SAI for address and telephone number). Because the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio commenced investment operations on or after the date of this Statement of Additional Information, the Funds do not have financial statements.

This SAI relates to the 28 Funds of the Trust identified on page 1 hereof. Shares of the Funds may be offered to separate accounts of certain insurance companies ("Participating Insurance Companies") that fund variable annuity and variable life insurance contracts ("Contracts") and to qualified retirement and pension plans ("Plans") and to other eligible investors. Eligible investors may choose to offer as investment options to their Contract holders less than all of the Trust's Funds, in which case the Trust's Prospectuses for those eligible investors will be revised to describe only those Funds offered. Therefore, while certain versions of the Trust's Prospectuses will describe only certain of the Trust's Funds, this SAI includes information on other Funds which are not offered pursuant to such Prospectuses, in which case information concerning these other funds contained herein should be disregarded.


Effective January 1, 2008, the definition of "Contracts" and "Participating Insurance Companies" under the section entitled "Definitions" are hereby deleted.


Effective January 1, 2008, the definition of "Funds" under the section entitled "Definitions" is hereby amended (1) to delete the "Capital Opportunities Series" and the "Strategic Growth Series," (2) to add the "MFS Blended Research Growth Portfolio" and the "MFS Blended Research Value Portfolio," (3) to change the name of the "Massachusetts Investors Trust Series" to the "MFS Blended Research Core Equity Portfolio" and (4) to insert "MFS" before the name of each series and substitute "Portfolio" for "Series" in the name of each series. Effective May 1, 2008, the definition of "Funds" under the section entitled "Definitions" is hereby amended to change the name of the "MFS Emerging Growth Portfolio" to the "MFS Growth Portfolio."


Effective January 1, 2008, the second paragraph of the definition of "Funds" under the section entitled "Definitions" is hereby amended to delete the second sentence and to add the following sentence to the paragraph:

The MFS Blended Research Core Equity Portfolio (formerly known as the Blended Research Core Equity Series) was known as the Massachusetts Investors Trust Series until it changed its name on June 22, 2007.


Effective January 1, 2008, the definition of "Variable Accounts" under the section entitled "Definitions" is hereby restated as follows:

"Variable Accounts" - Variable accounts established by Participating Insurance Companies to fund Contracts.


Effective August 1, 2007, the second paragraph of the sub-section entitled "Administrator" under the section entitled "Management of the Funds" is hereby restated as follows:

As of January 1, 2008, the annual fee payable by each Fund is $10,000 plus an amount equal to the following percentage of the Fund's average daily net assets:

------------------------------------------------------------- --------------------------------------------------------
On the first $35,000,000 in assets                            0.0000%
------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------- --------------------------------------------------------
Over $35,000,000 in assets                                    0.0241%
------------------------------------------------------------- --------------------------------------------------------

These fees are subject to maximum fees.


Effective January 1, 2008, the sixth paragraph in the section entitled "Portfolio Transactions and Brokerage Commissions" is hereby restated in its entirety as follows:

Broker/dealers may be willing to furnish statistical, research and other factual information or services ("Research"), for example, investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations to the Adviser for no consideration other than brokerage or underwriting commissions. Such broker/dealers (or affiliates of such broker/dealers) may be involved from time to time in executing, clearing or settling securities transactions on behalf of the Funds ("Executing Brokers"), or may have entered into agreements with one or more Executing Brokers pursuant to which they are responsible for performing one or more functions, the performance of which has been identified by the SEC as being sufficient to constitute effecting securities transactions within the meaning of
Section 28(e) as interpreted by the SEC (collectively, together with Executing Brokers, "Effecting Brokers"). In reliance on this interpretation the Adviser expects to enter into Commission Sharing Agreements with Executing Brokers which will provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions to Effecting Brokers. In addition to effecting securities transactions on behalf of the Funds pursuant to a Commission Sharing Agreement, the Effecting Brokers will also provide Research for the benefit of the Adviser. If a government agency with regulatory authority over the affairs of the Adviser or its subsidiaries, or a court of competent jurisdiction, were to determine that an Effecting Broker is not effecting a securities transaction within the meaning of Section 28(e), the Adviser believes that such Research should be considered as Research provided by the relevant Executing Broker and permitted by Section 28(e), provided that the relationship with such Executing Broker is otherwise consistent with the requirement for Research under Section 28(e). In such circumstances the Adviser will in effect be paying a greater commission in order to obtain third party research. The Adviser may use brokerage commissions from the Funds' portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.


Effective January 1, 2008, the section entitled "Disclosure of Portfolio Holdings" is hereby restated in its entirety as follows:

Each Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund's non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund's Board of Trustees has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS' general counsel or a senior member of the MFS legal department acting under the supervision of MFS' general counsel (an "Authorized Person").

Neither MFS nor the Fund will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, a Fund may make its portfolio holdings publicly available on the MFS Web site in such scope and form and with such frequency as MFS may reasonably determine.


The following information is generally available to you on the MFS Web site (mfs.com):

--------------------------------------------------------------- -------------------------------------------------------
Information                                                     Approximate Date of Posting to Web Site
--------------------------------------------------------------- -------------------------------------------------------
--------------------------------------------------------------- -------------------------------------------------------
Fund's full securities holdings as of each month's end          24 days after month end
--------------------------------------------------------------- -------------------------------------------------------
--------------------------------------------------------------- -------------------------------------------------------
Fund's top 10 securities holdings as of each month's end        14 days after month end
--------------------------------------------------------------- -------------------------------------------------------

If a fund has substantial investments in both equity and debt instruments, the fund's top 10 equity holdings and top 10 debt holdings will be made available.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings. Some of these registered investment companies, sub-advised Funds, separate accounts, and unregistered products, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain Funds (Similarly Managed Investment Products). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

A Fund's portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its Web site (assuming that it discloses in its prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings

A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to brokers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient's use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates.

In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of a Fund's shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS' conflicts officer of such potential conflict, and MFS' conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund's Independent Chief Compliance Officer and the Board of Trustees of the Fund. MFS also reports to the Board of Trustees of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:

Employees of MFS or MFD (collectively "Fund representatives") disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to a Fund's custodians, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to a Fund's pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting a Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Funds, MFS may use analytical systems provided by third parties who may have access to Fund portfolio holdings.

Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, once the information is public, and in other circumstances not described above. All such disclosures are subject to compliance with the applicable disclosure standards.

In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):

Fund representatives may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of a Fund's portfolio holdings or may state that a Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.

Ongoing Arrangements to Make Non-Public Portfolio Holdings Available

With authorization from an Authorized Person consistent with "Disclosure of Non-Public Portfolio Holdings" above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on Appendix L, or permit the recipients identified in Appendix L to have access to non-public Fund portfolio holdings, on an on-going basis.

This list of recipients in Appendix L is current as of August 31, 2007, and any additions, modifications, or deletions to this list that have occurred since August 31, 2007, are not reflected. The portfolio holdings of the Fund which are provided to these recipients, or to which these recipients have access, may be the Fund's current portfolio holdings. As a condition to receiving or being provided access to non-public Fund portfolio holdings, the recipients listed in Appendix L must agree, or otherwise have an independent duty, to maintain this information in confidence.


Effective January 1, 2008, the second paragraph under the section entitled "Independent Registered Public Accounting Firm and Financial Statements" is hereby restated as follows:

Each Fund's Financial Statements and Financial Highlights for the fiscal year ended December 31, 2006, are incorporated by reference into this SAI from the Fund's Annual Report to shareholders and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon reports of such firm, given upon their authority as experts in accounting and auditing. Each Fund's Financial Statements and Financial Highlights for the semi-annual period ended June 30, 2007, are incorporated by reference into this SAI from the Fund's Semi-Annual Report to shareholders. A copy of each Fund's Annual and Semi-Annual Reports accompanies this SAI. Because the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio commenced investment operations on or after the date of this Statement of Additional Information, the Funds do not have Financial Statements or Financial Highlights.


Effective January 1, 2008, the following is added after the table setting forth the Trustees' fees paid by each fund in the sub-section entitled "Trustee Compensation Table" in Appendix B entitled "Trustee Compensation and Committees":

The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not paid compensation to the Trustees as of the date of this SAI.


Effective January 1, 2008, Appendix C entitled "Share Ownership" is hereby restated in its entirety as follows:

SHARE OWNERSHIP

Ownership by Trustees and Officers

Because the Trustees and officers are not eligible to purchase shares of the Trust and/or Variable Accounts, no Trustee or officer owned shares of the Trust or any other fund supervised by the Trustees as of the date of this SAI.

25% or Greater Ownership

As of September 7, 2007^, the following table identifies those investors who own 25% or more of a Fund's shares (all share classes taken together and record owners unless otherwise indicated).

 -------------------------------------------------------------------------------------------------------------------
 Fund                             Name and Address of Investor                               Percentage Ownership
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Blended Research Core Equity Sun Life Financial  - US VA Operating Fund Group 50        91.95%
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Bond Portfolio               Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       98.58%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Capital Appreciation         Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       85.60%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Core Equity Portfolio        Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       98.43%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth Portfolio    Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       90.10%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Emerging Markets Equity      Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       97.77%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Global Governments Portfolio Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       92.93%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Global Growth Portfolio      Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       94.65%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Global Total Return PortfolioSun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       97.10%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Government Securities        Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       84.35%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS High Yield Portfolio         Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       85.53%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS International Growth         Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       90.57%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS International Value PortfolioSun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       95.49%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------

 MFS Massachusetts Investors      Sun Life Financial  - US VA Operating Fund Group 50
 Growth Stock Portfolio           One Sun Life Executive Park Wellesley Hills MA 02481       92.02%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Mid Cap Growth Portfolio     Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       98.48%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Mid Cap Value Portfolio      Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       97.61%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Money Market Portfolio       Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       74.17%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS New Discovery Portfolio      Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       74.82%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Research Portfolio           Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       96.34%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Research International       Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio                        One Sun Life Executive Park Wellesley Hills MA 02481       93.50%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Strategic Income Portfolio   Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       97.32%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Strategic Value Portfolio    Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       98.73%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Technology Portfolio         Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       100%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Total Return Portfolio       Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       86.70%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Utilities Portfolio          Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       86.34%
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Value Portfolio              Sun Life Financial  - US VA Operating Fund Group 50
                                  One Sun Life Executive Park Wellesley Hills MA 02481       97.14%
 -------------------------------------------------------------------------------------------------------------------

^The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized, and shares of these funds have not been offered for sale as of the date of this SAI.

5% or Greater Ownership of Share Class


As of September 7, 2007^, the following table identifies those investors who own 5% or more of any class of a Fund's shares (record owners unless otherwise indicated):

 -------------------------------------------------------------------------------------------------------------------
 Fund                    Name and Address of Investor                               Percentage Ownership
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Blended Research    Sun Life Financial  - US VA Operating Fund Group 50        91.87% of Initial Class
 Core Equity Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       92.02% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Blended Research    Sun Life Financial  - US NY Operating Fund Group 60        6.09% of Service Class
 Core Equity Portfolio
              One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------

 MFS Bond Portfolio      Sun Life Financial  - US VA Operating Fund Group 50        98.37% of Initial Class

                         One Sun Life Executive Park Wellesley Hills MA 02481       98.91% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Capital             Sun Life Financial  - US VA Operating Fund Group 50        85.08 % of Initial Class
 Appreciation Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       95.27% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Capital             Sun Life Financial  - US NY Operating Fund Group 60        7.22% of Initial Class
 Appreciation Portfolio
              One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Core Equity         Sun Life Financial  - US VA Operating Fund Group 50        98.35% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       99.04% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Emerging  Growth    Sun Life Financial  - US VA Operating Fund Group 50        90.28% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       87.99% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth     Sun Life Financial  - US Futurity Operating Fd Grp 90      5.93% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       7.37% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Emerging Markets    Sun Life Financial  - US VA Operating Fund Group 50        98.15% of Initial Class
 Equity Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       96.27% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Global Governments  Sun Life Financial  - US VA Operating Fund Group 50        92.27% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       99.21% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Global Governments  Sun Life Financial  - US NY Operating Fund Group 60
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       6.29% of Initial Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Global Growth       Sun Life Financial  - US VA Operating Fund Group 50        94.40% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       98.79% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Global Total Return Sun Life Financial  - US VA Operating Fund Group 50        96.95% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       98.33% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Government          Sun Life Financial  - US VA Operating Fund Group 50        80.48% of Initial Class
 Securities Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       88.47% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Government          Sun Life Financial- US Futurity Operating Fd Group 90      7.34% of Initial Class
 Securities Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       5.78% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Government          Sun Life Financial  - US NY Operating Fund Group 60        5.57% of Service Class
 Securities Portfolio
              One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS High Yield PortfolioSun Life Financial  - US VA Operating Fund Group 50        83.10% of Initial Class

                         One Sun Life Executive Park Wellesley Hills MA 02481       87.96% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS High Yield PortfolioSun Life Financial- US Futurity Operating Fd Grp 90        8.17% of Initial Class

                         One Sun Life Executive Park Wellesley Hills MA 02481       7.88% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------

 MFS International       Sun Life Financial  - US VA Operating Fund Group 50        90.36% of Initial Class
 Growth Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       91.77% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS International       Sun Life Financial Large Case PPVUL Separate Acct H        7.90% of Initial Class
 Growth Portfolio
              One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS International       Sun Life Financial Corporate/Futurity VUL
 Growth Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       7.61% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS International Value Sun Life Financial  - US VA Operating Fund Group 50        96.97% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       94.19% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS International Value Sun Life Financial  - US VA Operating Fund Group 60
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       5.81% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts       Sun Life Financial  - US VA Operating Fund Group 50        92.57% of Initial Class
 Investors Growth Stock
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       90.64% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts       Sun Life Financial  - US Futurity Operating Fd Gr 90       5.65% of Initial Class
 Investors Growth Stock
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       6.95% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Mid Cap Growth      Sun Life Financial  - US VA Operating Fund Group 50        100.00% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       96.37% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Mid Cap Value       MFS Fund Distributors, Inc. Attn: Thomas Hastings
 Portfolio
                         500 Boylston Street Fl 6 Boston MA 02116-3740              100.00% of Initial Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Mid Cap Value       Sun Life Financial  - US VA Operating Fund Group 50        97.61% of Service Class
 Portfolio
              One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Money Market        Sun Life Financial  - US VA Operating Fund Group 50        61.35% of Initial Class
 Portfolio
                         One Sun Life Executive Park Wellesley Hills MA 02481       94.26% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Money Market        Sun Life Financial  - Corporate/Futurity VUL               34.29% of Initial Class
 Portfolio
              One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Money Market        Sun Life Financial  - US NY Operating Fund Group 60          5.74% of Service Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS New Discovery       Sun Life Financial  - US VA Operating Fund Group 50          76.70% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481         73.40% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS New Discovery       Sun Life Financial  - US Futurity Operating Fd Grp 90        20.71% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481         20.35% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS New Discovery       Sun Life Financial  - US NY Operating Fund Group 60          5.18% of Service Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Research Portfolio  Sun Life Financial  - US VA Operating Fund Group 50          96.24% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481         97.29% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Research            Sun Life Financial  - US VA Operating Fund Group 50          91.74% of Initial Class
 International Portfolio One Sun Life Executive Park Wellesley Hills MA 02481         94.56% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Research            Sun Life Financial Large Case VUL Separate Account G
 International Portfolio One Sun Life Executive Park Wellesley Hills MA 02481       6.76% of Initial Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Research            Sun Life Financial  - US NY Operating Fund Group 60
 International Portfolio One Sun Life Executive Park Wellesley Hills MA 02481       5.44% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------

 MFS Strategic Income    Sun Life Financial  - US VA Operating Fund Group 50        96.87% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       98.52% of Initial Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Strategic Value     MFS Fund Distributors, Inc. Attn: Thomas Hastings
 Portfolio               500 Boylston Street Fl 6 Boston MA 02116-3740              100.00% of Initial Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Strategic Value     Sun Life Financial  - US VA Operating Fund Group 50
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       98.73% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Technology PortfolioSun Life Financial  - US VA Operating Fund Group 50        100.00% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       100.00% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Total Return        Sun Life Financial  - US VA Operating Fund Group 50        89.00% of Initial Class
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       84.19% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Total Return        Sun Life Financial  - US Futurity Operating Fd Grp 90
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       7.24% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Total Return        Sun Life Financial  - US NY Operating Fund Group 60
 Portfolio               One Sun Life Executive Park Wellesley Hills MA 02481       7.87% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Utilities Portfolio Sun Life Financial  - US VA Operating Fund Group 50        86.51% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       85.76% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Utilities Portfolio Sun Life Financial  - US Futurity Operating Fd Grp 90      9.71% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       11.53% of Service Class
 -------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------
 MFS Value Portfolio     Sun Life Financial  - US VA Operating Fund Group 50        96.83% of Initial Class
                         One Sun Life Executive Park Wellesley Hills MA 02481       97.79% of Service Class
 -------------------------------------------------------------------------------------------------------------------

^ The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized, and shares of these funds have not been offered for sale as of the date of this SAI.

Effective November 9, 2007, the sub-section entitled "Compensation" in Appendix D entitled "Portfolio Manager(s)" is restated in its entirety as follows:


Compensation

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation.

With respect to each Fund except the Blended Research Core Equity Series, the Blended Research Growth Series, the Blended Research Value Series, the Core Equity Series, the Mid Cap Growth Series, the Mid Cap Value Series, the Money Market Series, the Research Series, the Research International Series, and the Technology Series, the performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Lipper peer group universe and/or benchmark index with respect to each account. Generally the benchmark index used is a benchmark index set forth in the Fund's prospectus to which the Fund's performance is compared. With respect to Funds with multiple portfolio managers, the benchmark index used may differ for each portfolio manager and may not be a benchmark index set forth in the Fund's prospectus but will be an appropriate benchmark index based on the respective portfolio manager's role in managing the Fund. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to portfolio performance over three-year and five-year time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

With respect to the Blended Research Core Equity Series, the Blended Research Growth Series, the Blended Research Value Series, the Mid Cap Growth Series, the Mid Cap Value Series, and the Technology Series, the performance bonus is based on a combination of quantitative and qualitative factors.

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Lipper peer group universe and/or benchmark index with respect to each account. Generally the benchmark index used is a benchmark index set forth in the Fund's prospectus to which the Fund's performance is compared. With respect to Funds with multiple portfolio managers, the benchmark index used may differ for each portfolio manager and may not be a benchmark index set forth in the Fund's prospectus but will be an appropriate benchmark index based on the respective portfolio manager's role in managing the Fund. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to portfolio performance over three-year and five-year time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance).

With respect to the Core Equity Series, the Research Series, and the Research International Series, the performance bonus is based the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.


Effective January 1, 2008, with respect to the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio, the following is added to the sub-section entitled "Other Accounts" in Appendix D entitled "Portfolio Manager(s)":

--------------------------------------------------------------------------------------------------------------------
MFS Blended Research           Eric Weigel       Registered Investment Companies*        0                       $0
Growth Portfolio
                                                 Other Pooled Investment Vehicles        0                       $0
                                                 Other Accounts                          0                       $0
--------------------------------------------------------------------------------------------------------------------
MFS Blended Research         Jonathan W. Sage    Registered Investment Companies*        5            $12.2 billion
Value Portfolio
                                                 Other Pooled Investment Vehicles        0                       $0
                                                 Other Accounts                          3             $5.9 billion

* The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized, and shares of these Funds have not been offered for sale as of the date of this SAI. Portfolio Manager Other Accounts Information excludes these Funds.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Effective January 1, 2008, the following sentence is added after the tables in Appendix F entitled "Certain Service Provider Compensation":

The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not compensated service providers as of the date of this SAI.

Effective January 1, 2008, the penultimate paragraph in Appendix F entitled "Certain Service Provider Compensation" is hereby restated as follows:

MFS has agreed in writing to assume and bear the fund's expenses such that the "Total Expense Ratio" does not exceed, on an annualized basis, 0.95% and 1.20% for the Initial Class and the Service Class, respectively, of the MFS New Discovery Portfolio; 0.90% and 1.15% for the Initial Class and the Service Class, respectively, of the MFS Global Total Return Portfolio, the MFS Strategic Income Portfolio, and the MFS Value Portfolio; 1.10% and 1.35% for the Initial Class and Service Class, respectively, of the MFS Research International Portfolio; 1.00% and 1.25% for the Initial Class and Service Class, respectively, of the MFS Technology Portfolio, the MFS High Yield Portfolio, the MFS Mid Cap Value Portfolio, 0.98% and 1.23% for the Initial Class and the Service Class, respectively, of the MFS Strategic Value Portfolio; and 0.57% and 0.82% for the Initial Class and the Service Class, respectively, of the MFS Money Market Portfolio. MFS has further agreed in writing to assume and bear the fund's expenses such that the "Total Expense Ratio" does not exceed, on an annualized basis, 0.82% and 1.07% for the Initial Class and the Service Class, respectively, of the MFS Massachusetts Investors Growth Stock Portfolio, and 0.85% and 1.10% for the Initial Class and the Service Class, respectively, of the MFS Core Equity Portfolio. MFS has also agreed in writing to assume and bear the fund's expenses such that the "Total Expense Ratio" does not exceed, on an annualized basis, 0.60% and 0.85% for the Initial Class and the Service Class, respectively, of the MFS Blended Research Growth Portfolio, and the MFS Blended Research Value Portfolio. These written agreements exclude taxes, brokerage and transaction costs, currency conversion costs, extraordinary expenses and expenses associated with the fund's investing activities, and will continue until at least August 31, 2008 (for all funds except the MFS Blended Research Growth Portfolio, the MFS Blended Research Value Portfolio, the MFS Core Equity Portfolio and the MFS Massachusetts Investors Growth Stock Portfolio), May 1, 2009 (for the MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio), and June 30, 2010 (for the MFS Core Equity and MFS Massachusetts Investors Growth Stock Portfolios).

Effectively January 1, 2008, the following sentence is added after the table in Appendix G entitled "Certain Distribution Plan Payments":

The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not made Distribution Plan payments as of the date of this SAI.


Effective January 1, 2008, the following additional sub-section entitled "Asset Segregation" is added to the end of Appendix H entitled "Investment Strategies and Risks":


Asset Segregation


With respect to certain kinds of transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other measures to "cover" open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full, notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid will be treated as the equivalent of "cash-settled" contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation (i.e. the Fund's daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to "cash-settle," the Fund may set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation rather than the notional value. By setting aside assets equal to only its net obligation under liquid deliverable foreign currency exchange contracts and "cash-settled" forward or futures contracts the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future.

Effective January 1, 2008, the following sentence is added after the table in the sub-section "Brokerage Commissions" in Appendix K entitled "Portfolio Transactions and Brokerage Commissions":

The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not paid brokerage commissions as of the date of this SAI.

Effective January 1, 2008, the following sentence is added after the table in the sub-section "Securities Issued By Regular Broker-Dealer" in Appendix K entitled "Portfolio Transactions and Brokerage Commissions":

The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not purchased securities issued by regular broker/dealers as of the date of this SAI.

Effective January 1, 2008, the following sentence is added after the table in the sub-section "Transactions with Research Firms" in Appendix K entitled "Portfolio Transactions and Brokerage Commissions":

The MFS Blended Research Growth Portfolio and the MFS Blended Research Value Portfolio are newly organized and have not made transactions with Research Firms as of the date of this SAI.

Effective January 1, 2008, Appendix L entitled "Recipients of Non-Public Holdings on an Ongoing Basis" is hereby restated in its entirety as follows:

RECIPIENTS OF NON-PUBLIC HOLDINGS ON AN ONGOING BASIS

------------------------------------------------------------ ---------------------------------------------------------
Name of Recipient                                            Purpose of Disclosure
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MSCI BARRA, Inc.                                             Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Bloomberg, L.P.                                              Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Board of Trustees                                            Fund Governance
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Bowne                                                        Typesetting and Printing Services
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CDS/Computer                                                 Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Checkfree                                                    Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Deloitte & Touche LLP                                        Independent Registered Public Accounting Firm
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
EA Data Automation Services, LLC                             Data Formatting and Organization Service
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Eagle Investment Systems Corp                                Accounting System
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
FactSet Research Systems Inc.                                Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Name of Recipient
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GainsKeeper, Inc.                                            Accounting System
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GFP Acquisition Company, Inc. D.B.A. GCom2 Solutions         Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
G.H. Dean Co. Typesetting and Printing Services
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Institutional Shareholder Services Inc.                      Proxy Service Provider
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investor Tools Perform                                       Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
ITG, Inc.                                                    Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lipper Inc.                                                  Publication Preparation
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
The MacGregor Group                                          Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Mark-it Partners                                             Pricing Service
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Massachusetts Financial Services Co.                         Fund Management
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MFS Funds Distributor, Inc.                                  Fund Distribution
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
OMGEO LLC                                                    Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Plexus                                                       Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Radianz                                                      Software Vendor
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Ropes & Gray LLP                                             Legal Counsel
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Saloman Analytics Inc.                                       Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Siemens Business Services, Inc.                              IT Client Services and Desktop Architecture
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Sir Speedy                                                   Printing and Copying Services
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Standard & Poor's Securities Evaluations Services            Fund Pricing
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
State Street Bank and Trust Company                          Custodian
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Sullivan and Worcester LLP                                   Legal Counsel
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Wilshire Analytics/Axiom                                     Analytical Tool
------------------------------------------------------------ ---------------------------------------------------------

This list is current as of August 31, 2007, and any additions, modifications or deletions to the list that have occurred since August 31, 2007, are not reflected.


                The date of this Supplement is January 1, 2008.